EARNINGS PER SHARE (Details Narrative) - shares	6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Earnings Per share
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	399,464	17,515